AMERICAFIRST QUANTITATIVE FUNDS

VIA ELECTRONIC TRANSMISSION

November 5, 2015

U.S. Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: AmericaFirst Quantitative Funds (the “Trust”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, the Trust, on behalf of each series of AmericaFirst Quantitative Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 11 (Acc-no: 0001580642-15-004831) to the Trust’s Registration Statement on Form 485(b), filed electronically on October 27, 2015.

If you have any questions or require further information, please contact Parker Bridgeport of Thompson Hine LLP at (614) 469-3238.

Sincerely,

/s/Dawn M. Dennis

Secretary